Related Party Information	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Information

Note 20: Related Party Information

CNH Industrial’s related parties are primarily EXOR N.V. and the companies that EXOR N.V. controls or has significant influence over, including Fiat Chrysler Automobiles N.V. and its subsidiaries and affiliates (“FCA”) and Ferrari N.V. and its subsidiaries and affiliates (“Ferrari”). As of January 31, 2018, EXOR N.V. held 41.9% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets, and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares beneficially owned by EXOR N.V. to (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of January 31, 2018. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has a significant influence or jointly controls.

The Company’s Audit Committee reviews and evaluates all significant related party transactions.

Transactions with EXOR N.V. and its Subsidiaries and Affiliates

EXOR N.V. is an investment holding company in Europe. Among other things, EXOR N.V. manages a portfolio that includes investments in FCA and Ferrari. CNH Industrial did not enter into any significant transactions with EXOR N.V. during the years ended December 31, 2017 and 2016. On September 1, 2015, EXOR N.V. closed the sale of its interest in Cushman & Wakefield to DTZ. During the year ended December 31, 2015, CNH Industrial purchased real estate services from Cushman & Wakefield. The related transaction amounts were insignificant during 2017 and 2016.

In connection with the Demerger, Fiat (now known as FCA) and Fiat Industrial (now known as CNH Industrial) entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the service provider subsidiaries of CNH Industrial and FCA provide services (such as purchasing, tax, accounting and other back office services, security and training) to the service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-In letter that may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. FCA subsidiaries provide CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, information systems and training under the terms and conditions of the MSA and the applicable Opt-in Letters.

Additionally, CNH Industrial sells engines and light commercial vehicles to and purchases engine blocks and other components from FCA subsidiaries. Furthermore, CNH Industrial and FCA may engage in other minor transactions in the ordinary course of business.

These transactions with FCA are reflected in the Company’s consolidated financial statements as follows:

	2017	2016	2015
	(in millions)
Net sales	$699	$806	$762
Cost of goods sold	$444	$466	$463
Selling, general and administrative expenses	$155	$148	$161

	12/31/2017	12/31/2016
	(in millions)
Trade receivables	$17	$11
Trade payables	$96	$105

Transactions with Unconsolidated Subsidiaries and Affiliates

CNH Industrial sells commercial vehicles, agricultural and construction equipment and provides technical services to unconsolidated subsidiaries and affiliates such as IVECO—OTO MELARA Società Consortile a responsabilità limitata, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	2017	2016	2015
	(in millions)
Net sales	$1,028	$782	$700
Cost of goods sold	$446	$392	$430

	12/31/2017	12/31/2016
	(in millions)
Trade receivables	$102	$113
Trade payables	$97	$108

At December 31, 2017 and 2016, CNH Industrial had pledged guarantees on commitments of its joint ventures for an amount of $255 million and $187 million, respectively, mainly related to IVECO—OTO MELARA Società Consortile a responsabilità limitata